Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Depreciation	$ 26,214	$ 5,001	$ 7,772
Rental expenses	37,179	33,333	21,260
Total	1,846,753	855,597	512,650
General and Administrative Expense [Member]
Bank charges	20,260	23,043	14,830
Debt collection fee	73,077
Depreciation	4,066
Entertainment	81,038	51,325	29,615
Expected credit loss allowance	30,075	71,386	8,966
IPO costs	545,414
Motor vehicle expenses	51,286	76,634	17,839
Rental expenses	37,179	33,333	21,260
Site administrative expenses	287,217	88,652	11,410
Staff costs	515,774	395,844	322,950
Others	201,367	115,380	85,780
Total	$ 1,846,753	$ 855,597	$ 512,650